Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

9. Property, plant and equipment

		Buildings and			Other
	Land (Note 1)	structures (Note 1)	Transportation equipment	Office equipment	equipment (Note 2)	Total
At January 1, 2024
Cost	$12,737,302	$3,261,934	$21,773	$1,700,073	$11,744,573	$29,465,655
Accumulated depreciation	-	(924,133)	(21,773)	(1,018,793)	(11,621,991)	(13,586,690)
	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965
2024
January 1	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965
Additions	-	-	-	343,372	-	343,372
Disposals	-	-	149	(79)	-	70
Depreciation expenses	-	(33,482)	-	(140,307)	(16,573)	(190,362)
Net exchange differences	(725,115)	(132,516)	(149)	(48,947)	(1,588)	(908,315)
June 30	$12,012,187	$2,171,803	$-	$835,319	$104,421	$15,123,730
At June 30, 2024
Cost	$12,012,187	$3,043,806	$19,611	$1,879,607	$2,348,478	$19,303,689
Accumulated depreciation	-	(872,003)	(19,611)	(1,044,288)	(2,244,057)	(4,179,959)
	$12,012,187	$2,171,803	$-	$835,319	$104,421	$15,123,730

Note 1: Information relating to property, plant and equipment that were pledged to others as collaterals is provided in Note 30

Note 2: Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.